DWS Alternative Asset Allocation VIP N-1A Cover	Apr. 24, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS VARIABLE SERIES II DEUTSCHE DWS VARIABLE SERIES II
Entity Central Index Key	0000810573
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 24, 2026
Prospectus Date	May 01, 2026